Matthews Asian Growth and Income Fund	September 30, 2021

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 86.9%

	Shares	Value

CHINA/HONG KONG: 39.2%
Tencent Holdings, Ltd.	1,049,300	$62,641,907

AIA Group, Ltd.	3,888,000	44,729,135

JD.com, Inc. A Shares[b]	776,200	27,983,824

Techtronic Industries Co., Ltd.	1,086,500	21,470,936

HKT Trust & HKT, Ltd.	15,568,000	21,286,333

Yum China Holdings, Inc.	355,300	20,646,483

Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	3,482,475	20,330,209

NetEase, Inc. ADR	235,400	20,103,160

Midea Group Co., Ltd. A Shares	1,847,230	19,906,338

Topsports International Holdings, Ltd.[c,d]	17,319,000	19,669,219

Link REIT	2,219,400	19,005,498

BOC Hong Kong Holdings, Ltd.	5,932,000	17,875,608

Zhongsheng Group Holdings, Ltd.	2,228,500	17,864,119

Minth Group, Ltd.	5,040,000	17,242,167

Jiangsu Expressway Co., Ltd. H Shares	16,982,000	17,159,476

Guangdong Investment, Ltd.	12,798,000	16,700,446

CIFI Ever Sunshine Services Group, Ltd.[d]	8,288,000	16,566,389

CK Hutchison Holdings, Ltd.	2,414,172	16,105,256

Wuliangye Yibin Co., Ltd. A Shares	453,974	15,398,757

ENN Natural Gas Co., Ltd. A Shares	5,146,377	14,536,124

Ping An Insurance Group Co. of China, Ltd. H Shares	1,772,000	12,119,377

Total China/Hong Kong		459,340,761

TAIWAN: 10.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,183,187	86,517,039

Advantech Co., Ltd.	1,356,884	17,682,968

Chailease Holding Co., Ltd.	1,745,200	15,326,518

Total Taiwan		119,526,525

SOUTH KOREA: 9.8%
Samsung Electronics Co., Ltd.	719,062	44,577,962

Macquarie Korea Infrastructure Fund	2,701,668	29,197,119

LEENO Industrial, Inc.	113,010	16,681,140

Coway Co., Ltd.	195,942	12,230,037

LG Household & Health Care, Ltd.	10,461	11,793,971

Total South Korea		114,480,229

INDIA: 8.7%
Housing Development Finance Corp., Ltd.	823,769	30,444,771

Tata Consultancy Services, Ltd.	430,866	21,835,539

Sanofi India, Ltd.	163,418	17,171,296

ITC, Ltd.	4,582,282	14,528,351

Embassy Office Parks, REIT	1,990,600	9,066,985

Crompton Greaves Consumer Electricals, Ltd.	1,327,899	8,555,811

Total India		101,602,753

SINGAPORE: 7.0%
United Overseas Bank, Ltd.	1,110,400	21,006,083

Ascendas, REIT	8,829,384	19,461,483

Singapore Technologies Engineering, Ltd.	6,690,425	18,675,953

Venture Corp., Ltd.	1,115,400	14,660,456

Ascendas India Trust	7,651,100	8,025,180

Total Singapore		81,829,155

	Shares	Value

FRANCE: 3.2%
LVMH Moet Hennessy Louis Vuitton SE	27,217	$19,494,563

Pernod Ricard SA	83,893	18,495,319

Total France		37,989,882

INDONESIA: 2.5%
PT Bank Rakyat Indonesia Persero	67,973,372	18,118,083

PT Ace Hardware Indonesia	128,303,200	11,331,938

Total Indonesia		29,450,021

AUSTRALIA: 2.3%
Aristocrat Leisure, Ltd.	414,669	13,790,455

Northern Star Resources, Ltd.	2,177,172	13,334,414

Total Australia		27,124,869

UNITED STATES: 1.6%
Broadcom, Inc.	38,200	18,524,326

Total United States		18,524,326

PHILIPPINES: 1.3%
Bank of the Philippine Islands	9,672,494	15,444,514

Total Philippines		15,444,514

THAILAND: 1.1%
Digital Telecommunications Infrastructure Fund F Shares	35,055,000	13,333,143

Total Thailand		13,333,143

TOTAL COMMON EQUITIES		1,018,646,178

(Cost $832,365,697)

CONVERTIBLE CORPORATE BONDS: 9.7%

	Face Amount*	Value

CHINA/HONG KONG: 8.4%
Pharmaron Beijing Co., Ltd., Cnv. 0.000%, 06/18/26[d]	18,800,000	20,134,800

ESR Cayman, Ltd., Cnv. 1.500%, 09/30/25[d]	17,657,000	17,930,683

Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[d]	17,176,000	17,546,143

China Education Group Holdings, Ltd., Cnv.

2.000%, 03/28/24[d]	HKD 104,000,000	15,183,213

Weimob Investment, Ltd., Cnv. 0.000%, 06/07/26[d]	15,509,000	14,229,508

China Conch Venture Holdings International, Ltd., Cnv.

0.000%, 09/05/23[d]	HKD 88,000,000	13,028,203

Total China/Hong Kong		98,052,550

MALAYSIA: 1.3%
Cerah Capital, Ltd., Cnv. 0.000%, 08/08/24[d]	15,589,000	15,448,699

Total Malaysia		15,448,699

TOTAL CONVERTIBLE CORPORATE BONDS		113,501,249

(Cost $114,632,822)

matthewsasia.com | 800.789.ASIA	1

Matthews Asian Growth and Income Fund	September 30, 2021

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES: 0.5%
	Shares	Value

SOUTH KOREA: 0.5%
LG Household & Health Care, Ltd., Pfd.	11,920	$6,440,371

Total South Korea		6,440,371

TOTAL PREFERRED EQUITIES		6,440,371

(Cost $6,911,730)

TOTAL INVESTMENTS: 97.1%		1,138,587,798
(Cost $953,910,249)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.9%		33,415,210

NET ASSETS: 100.0%		$1,172,003,008

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2021, the aggregate value is $19,669,219, which is 1.68% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified.
ADR	American Depositary Receipt

Cnv.	Convertible

HKD	Hong Kong Dollar

Pfd.	Preferred

REIT	Real Estate Investment Trust

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS